Net Debt	6 Months Ended
Jun. 30, 2022
Net Debt.
Net Debt

Note 3:  Net Debt

The table below provides an analysis of Net Debt and a reconciliation of Net Cash Flow to the movement in Net Debt. The Group monitors Net Debt as part of its capital-management policy as described in Note 28 of the Annual Report and Form 20-F Information 2021. Net Debt is a non-GAAP financial measure.

Table 24: Net Debt

	At 1 Jan	Cash	Non-cash	Exchange	At 30 Jun
	2022	flow	& other	movements	2022
	$m	$m	$m	$m	$m
Non-current instalments of loans	(28,134)	-	1,409	264	(26,461)
Non-current instalments of leases	(754)	-	37	32	(685)
Total long-term debt	(28,888)	-	1,446	296	(27,146)
Current instalments of loans	(1,273)	1,257	(1,399)	-	(1,415)
Current instalments of leases	(233)	133	(131)	11	(220)
Commercial paper	-	(256)	-	-	(256)
Bank collateral	(93)	(18)	-	-	(111)
Other short-term borrowings excluding overdrafts	(3)	(42)	-	2	(43)
Overdrafts	(291)	(65)	-	19	(337)
Total current debt	(1,893)	1,009	(1,530)	32	(2,382)
Gross borrowings	(30,781)	1,009	(84)	328	(29,528)
Net derivative financial instruments	61	66	(175)	-	(48)
Net borrowings	(30,720)	1,075	(259)	328	(29,576)
Cash and cash equivalents	6,329	(1,458)	-	(54)	4,817
Other investments - current	69	2	-	(1)	70
Cash and investments	6,398	(1,456)	-	(55)	4,887
Net Debt	(24,322)	(381)	(259)	273	(24,689)

Non-cash movements in the period include fair-value adjustments under IFRS 9.

The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral on financial derivatives, for the benefit of the other, equivalent to the market valuation of the derivative positions above a predetermined threshold. The carrying value of such cash collateral held by the Group at 30 June 2022 was $111m (31 December 2021: $93m) and the carrying value of such cash collateral posted by the Group at 30 June 2022 was $184m (31 December 2021: $47m). Cash collateral posted by the Group is presented within Cash and cash equivalents.

Restricted cash and cash equivalents at 30 June 2022 totalled $236m (31 December 2021: $47m), comprising cash collateral posted by the Group and other items.

The equivalent GAAP measure to Net Debt is ‘liabilities arising from financing activities’, which excludes the amounts for cash and overdrafts, other investments and non-financing derivatives shown above and includes the Acerta Pharma share purchase liability of $1,590m (31 December 2021: $2,458m), $838m of which is shown in current other payables and $752m is shown in non-current other payables.

Net Debt increased by $367m in the year to date to $24,689m. Details of the committed undrawn bank facilities are disclosed within the going concern section of Note 1.

During the six months to 30 June 2022, there were no changes to the Company’s solicited credit ratings issued by Standard and Poor’s (long term: A-; short term: A-2) and from Moody’s (long term: A3; short term: P-2).